STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.2%	Shares	Value
Advertising - 0.2%
Interpublic Group of Cos., Inc.	1,586	$43,076
Omnicom Group, Inc.	841	69,727
		112,803

Aerospace & Defense - 2.2%
Boeing Co. (a)	241	41,103
BWX Technologies, Inc.	1	99
General Dynamics Corp.	652	177,722
Hexcel Corp.	128	7,009
Huntington Ingalls Industries, Inc.	145	29,586
L3Harris Technologies, Inc.	591	123,702
Lockheed Martin Corp.	861	384,617
Northrop Grumman Corp.	315	161,283
Rocket Lab USA, Inc. (a)	463	8,278
RTX Corp.	3,073	407,050
Standardaero, Inc. (a)	10	266
Textron, Inc.	607	43,856
TransDigm Group, Inc.	33	45,649
Woodward, Inc.	33	6,022
		1,436,242

Agricultural & Farm Machinery - 0.5%
AGCO Corp.	241	22,309
CNH Industrial NV	3,764	46,222
Deere & Co.	449	210,738
Toro Co.	237	17,242
		296,511

Agricultural Products & Services - 0.3%
Archer-Daniels-Midland Co.	2,099	100,773
Bunge Global SA	557	42,566
Darling Ingredients, Inc. (a)	702	21,931
Ingredion, Inc.	310	41,915
		207,185

Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	286	29,286
Expeditors International of Washington, Inc.	324	38,961
FedEx Corp.	958	233,541
GXO Logistics, Inc. (a)	340	13,287
United Parcel Service, Inc. - Class B	3,140	345,369
		660,444

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.2% (Continued)	Shares	Value
Aluminum - 0.0%(b)
Alcoa Corp.	430	$13,115

Apparel Retail - 0.0%(b)
Abercrombie & Fitch Co. - Class A (a)	30	2,291
Gap, Inc.	963	19,848
		22,139

Apparel, Accessories & Luxury Goods - 0.2%
Columbia Sportswear Co.	65	4,920
Levi Strauss & Co. - Class A	283	4,412
PVH Corp.	298	19,263
Ralph Lauren Corp.	20	4,415
Tapestry, Inc.	598	42,105
VF Corp.	1,647	25,561
		100,676

Application Software - 0.0%(b)
DoubleVerify Holdings, Inc. (a)	71	949
Procore Technologies, Inc. (a)	3	198
Roper Technologies, Inc.	17	10,023
Zoom Communications, Inc. - Class A (a)	206	15,197
		26,367

Asset Management & Custody Banks - 1.2%
Affiliated Managers Group, Inc.	118	19,828
Ameriprise Financial, Inc.	83	40,181
Bank of New York Mellon Corp.	1,836	153,985
Blackrock, Inc.	194	183,617
Blackstone, Inc.	104	14,537
Blue Owl Capital, Inc. - Class A	299	5,992
Carlyle Group, Inc.	1,144	49,867
Franklin Resources, Inc.	1,338	25,757
Invesco Ltd.	1,824	27,670
Northern Trust Corp.	806	79,512
SEI Investments Co.	253	19,640
State Street Corp.	1,184	106,004
T Rowe Price Group, Inc.	929	85,347
TPG, Inc.	21	996
		812,933

Automobile Manufacturers - 0.7%
Ford Motor Co.	16,741	167,912
General Motors Co.	4,266	200,630

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.2% (CONTINUED)	Shares	Value
Automobile Manufacturers - 0.7% (Continued)
Stellantis NV	7,836	$87,842
Thor Industries, Inc.	221	16,754
		473,138

Automotive Parts & Equipment - 0.2%
Aptiv PLC (a)	995	59,203
BorgWarner, Inc.	931	26,673
Gentex Corp.	456	10,625
Lear Corp.	233	20,555
		117,056

Automotive Retail - 0.2%
AutoNation, Inc. (a)	122	19,754
AutoZone, Inc. (a)	1	3,813
CarMax, Inc. (a)	546	42,544
Lithia Motors, Inc.	119	34,931
Murphy USA, Inc.	28	13,155
Penske Automotive Group, Inc.	65	9,359
		123,556

Biotechnology - 2.9%
AbbVie, Inc.	3,792	794,500
Amgen, Inc.	1,326	413,115
Biogen, Inc. (a)	588	80,462
BioMarin Pharmaceutical, Inc. (a)	103	7,281
CRISPR Therapeutics AG (a)(c)	232	7,895
Cytokinetics, Inc. (a)	106	4,260
Gilead Sciences, Inc.	4,530	507,587
Moderna, Inc. (a)	779	22,085
Regeneron Pharmaceuticals, Inc.	45	28,540
Summit Therapeutics, Inc. (a)	256	4,938
		1,870,663

Brewers - 0.1%
Molson Coors Beverage Co. - Class B	710	43,218

Broadcasting - 0.2%
Fox Corp. - Class A	889	50,317
Fox Corp. - Class B	490	25,828
Nexstar Media Group, Inc.	105	18,818
Paramount Global - Class A	13	296
Paramount Global - Class B	2,028	24,255
		119,514

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.2% (CONTINUED)	Shares	Value
Broadline Retail - 0.2%
Dillard's, Inc. - Class A	20	$7,163
eBay, Inc.	1,010	68,407
Etsy, Inc. (a)	225	10,615
Macy's, Inc.	1,150	14,444
		100,629

Building Products - 0.6%
A O Smith Corp.	220	14,379
Advanced Drainage Systems, Inc.	65	7,062
Allegion PLC	117	15,264
Builders FirstSource, Inc. (a)	348	43,479
Carlisle Cos., Inc.	33	11,237
Carrier Global Corp.	606	38,420
Fortune Brands Innovations, Inc.	591	35,980
Johnson Controls International PLC	1,398	111,994
Masco Corp.	633	44,019
Owens Corning	349	49,844
Simpson Manufacturing Co., Inc.	3	471
UFP Industries, Inc.	240	25,690
		397,839

Cable & Satellite - 1.2%
Charter Communications, Inc. - Class A (a)	400	147,412
Comcast Corp. - Class A	16,295	601,285
Liberty Broadband Corp. - Class A (a)	25	2,125
Liberty Broadband Corp. - Class C (a)	180	15,309
Sirius XM Holdings, Inc.	992	22,365
		788,496

Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	117	17,310
Knight-Swift Transportation Holdings, Inc.	378	16,439
Landstar System, Inc.	68	10,214
U-Haul Holding Co.	299	17,695
U-Haul Holding Co. (a)	7	457
		62,115

Casinos & Gaming - 0.1%
Boyd Gaming Corp.	246	16,194
International Game Technology PLC	450	7,317
MGM Resorts International (a)	476	14,109
Wynn Resorts Ltd.	196	16,366
		53,986

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.2% (CONTINUED)	Shares	Value
Commercial & Residential Mortgage Finance - 0.1%
Essent Group Ltd.	452	$26,089
MGIC Investment Corp.	1,152	28,547
Radian Group, Inc.	666	22,025
UWM Holdings Corp.	77	420
		77,081

Commodity Chemicals - 0.3%
Dow, Inc.	3,142	109,719
LyondellBasell Industries NV - Class A	1,111	78,214
Olin Corp.	512	12,411
Westlake Corp.	96	9,603
		209,947

Communications Equipment - 1.0%
Cisco Systems, Inc.	9,958	614,508
F5, Inc. (a)	46	12,249
Juniper Networks, Inc.	742	26,853
		653,610

Computer & Electronics Retail - 0.1%
Best Buy Co., Inc.	839	61,759

Construction & Engineering - 0.1%
AECOM	175	16,228
API Group Corp. (a)	527	18,846
Everus Construction Group, Inc. (a)	56	2,077
Fluor Corp. (a)	726	26,005
MasTec, Inc. (a)	102	11,904
Valmont Industries, Inc.	20	5,707
		80,767

Construction Machinery & Heavy Transportation Equipment - 0.7%
Allison Transmission Holdings, Inc.	198	18,943
Caterpillar, Inc.	477	157,315
Cummins, Inc.	141	44,195
Oshkosh Corp.	264	24,837
PACCAR, Inc.	2,203	214,506
		459,796

Construction Materials - 0.2%
CRH PLC	1,328	116,824
Eagle Materials, Inc.	12	2,663

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.2% (CONTINUED)	Shares	Value
Construction Materials - 0.2% (Continued)
Martin Marietta Materials, Inc.	23	$10,997
		130,484

Consumer Finance - 1.0%
Ally Financial, Inc.	1,156	42,159
Capital One Financial Corp.	1,578	282,935
Credit Acceptance Corp. (a)	13	6,713
Discover Financial Services	936	159,775
OneMain Holdings, Inc.	471	23,023
SLM Corp.	915	26,874
Synchrony Financial	1,779	94,180
		635,659

Consumer Staples Merchandise Retail - 1.1%
BJ's Wholesale Club Holdings, Inc. (a)	326	37,197
Dollar General Corp.	969	85,204
Dollar Tree, Inc. (a)	872	65,461
Target Corp.	1,964	204,963
Walmart, Inc.	4,045	355,110
		747,935

Copper - 0.2%
Freeport-McMoRan, Inc.	3,126	118,350

Data Processing & Outsourced Services - 0.2%
Broadridge Financial Solutions, Inc.	5	1,212
Concentrix Corp.	230	12,797
Genpact Ltd.	758	38,188
Maximus, Inc.	242	16,502
SS&C Technologies Holdings, Inc.	516	43,102
		111,801

Distillers & Vintners - 0.2%
Brown-Forman Corp. - Class A	1	34
Brown-Forman Corp. - Class B	850	28,849
Constellation Brands, Inc. - Class A	462	84,786
		113,669

Distributors - 0.2%
Genuine Parts Co.	589	70,174
LKQ Corp.	1,121	47,687
Pool Corp.	45	14,326
		132,187

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.2% (CONTINUED)	Shares	Value
Diversified Banks - 7.8%
Bank of America Corp.	27,077	$1,129,923
Citigroup, Inc.	7,864	558,265
Comerica, Inc.	620	36,617
Fifth Third Bancorp	2,895	113,484
JPMorgan Chase & Co.	7,451	1,827,730
KeyCorp	4,719	75,457
PNC Financial Services Group, Inc.	1,688	296,700
US Bancorp	6,624	279,665
Wells Fargo & Co.	10,874	780,645
		5,098,486

Diversified Financial Services - 0.2%
Corebridge Financial, Inc.	1,097	34,632
Equitable Holdings, Inc.	1,405	73,187
Voya Financial, Inc.	442	29,950
		137,769

Drug Retail - 0.0%(b)
Walgreens Boots Alliance, Inc.	2,955	33,007

Electric Utilities - 4.5%
Alliant Energy Corp.	1,165	74,968
American Electric Power Co., Inc.	2,277	248,808
Constellation Energy Corp.	8	1,613
Duke Energy Corp.	3,304	402,989
Edison International	1,691	99,634
Entergy Corp.	1,835	156,874
Evergy, Inc.	989	68,191
Eversource Energy	1,493	92,730
Exelon Corp.	4,318	198,973
FirstEnergy Corp.	2,397	96,887
IDACORP, Inc.	230	26,731
NextEra Energy, Inc.	5,599	396,913
NRG Energy, Inc.	923	88,110
OGE Energy Corp.	769	35,343
PG&E Corp.	9,384	161,217
Pinnacle West Capital Corp.	470	44,767
Portland General Electric Co.	515	22,969
PPL Corp.	2,715	98,039
Southern Co.	4,500	413,775
TXNM Energy, Inc.	337	18,023
Xcel Energy, Inc.	2,549	180,444
		2,927,998

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.2% (CONTINUED)	Shares	Value
Electrical Components & Equipment - 0.3%
Acuity, Inc.	37	$9,744
Emerson Electric Co.	748	82,011
Generac Holdings, Inc. (a)	50	6,333
NEXTracker, Inc. - Class A (a)	573	24,146
nVent Electric PLC	34	1,782
Regal Rexnord Corp.	238	27,096
Sensata Technologies Holding PLC	631	15,314
		166,426

Electronic Components - 0.1%
Corning, Inc.	1,615	73,935
Littelfuse, Inc.	38	7,476
		81,411

Electronic Equipment & Instruments - 0.1%
Cognex Corp.	125	3,729
Crane NXT Co.	156	8,018
Teledyne Technologies, Inc. (a)	40	19,908
Trimble, Inc. (a)	152	9,979
Vontier Corp.	273	8,968
Zebra Technologies Corp. - Class A (a)	40	11,303
		61,905

Electronic Manufacturing Services - 0.3%
Flex Ltd. (a)	1,340	44,327
Jabil, Inc.	200	27,214
TE Connectivity PLC	802	113,339
		184,880

Environmental & Facilities Services - 0.0%(b)
Waste Management, Inc.	50	11,576

Fertilizers & Agricultural Chemicals - 0.3%
CF Industries Holdings, Inc.	772	60,332
Corteva, Inc.	1,565	98,485
FMC Corp.	490	20,673
Mosaic Co.	1,366	36,896
Scotts Miracle-Gro Co.	227	12,460
		228,846

Financial Exchanges & Data - 0.6%
Cboe Global Markets, Inc.	11	2,489
CME Group, Inc.	1,093	289,962

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.2% (CONTINUED)	Shares	Value
Financial Exchanges & Data - 0.6% (Continued)
Intercontinental Exchange, Inc.	473	$81,592
MarketAxess Holdings, Inc.	39	8,438
Nasdaq, Inc.	244	18,510
		400,991

Food Distributors - 0.2%
Performance Food Group Co. (a)	150	11,795
Sysco Corp.	1,509	113,235
US Foods Holding Corp. (a)	126	8,248
		133,278

Food Retail - 0.4%
Albertsons Cos., Inc. - Class A	1,326	29,159
Casey's General Stores, Inc.	25	10,851
Kroger Co.	2,870	194,270
		234,280

Footwear - 0.3%
Crocs, Inc. (a)	190	20,178
NIKE, Inc. - Class B	2,635	167,270
Skechers USA, Inc. - Class A (a)	197	11,185
		198,633

Gas Utilities - 0.2%
Atmos Energy Corp.	584	90,275
MDU Resources Group, Inc.	743	12,564
National Fuel Gas Co.	342	27,083
UGI Corp.	891	29,465
		159,387

Gold - 0.4%
Newmont Corp.	4,886	235,896
Royal Gold, Inc.	30	4,905
		240,801

Health Care Distributors - 1.1%
Cardinal Health, Inc.	1,040	143,281
Cencora, Inc.	741	206,065
Henry Schein, Inc. (a)	476	32,601
McKesson Corp.	532	358,030
		739,977

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.2% (CONTINUED)	Shares	Value
Health Care Equipment - 2.0%
Abbott Laboratories	2,334	$309,605
Baxter International, Inc.	2,186	74,827
Becton Dickinson & Co.	787	180,270
GE HealthCare Technologies, Inc.	624	50,363
Glaukos Corp. (a)	2	197
Hologic, Inc. (a)	690	42,621
Medtronic PLC	5,507	494,859
STERIS PLC	89	20,172
Teleflex, Inc.	174	24,045
Zimmer Biomet Holdings, Inc.	783	88,620
		1,285,579

Health Care Facilities - 0.5%
Acadia Healthcare Co., Inc. (a)	381	11,552
Encompass Health Corp.	247	25,016
HCA Healthcare, Inc.	653	225,644
Tenet Healthcare Corp. (a)	394	52,993
Universal Health Services, Inc. - Class B	238	44,720
		359,925

Health Care Services - 1.4%
Chemed Corp.	6	3,692
Cigna Group	1,188	390,852
CVS Health Corp.	5,344	362,056
DaVita, Inc. (a)	105	16,062
Labcorp Holdings, Inc.	348	80,993
Option Care Health, Inc. (a)	319	11,149
Quest Diagnostics, Inc.	489	82,739
		947,543

Health Care Supplies - 0.1%
Align Technology, Inc. (a)	11	1,748
Cooper Cos., Inc. (a)	41	3,458
Dentsply Sirona, Inc.	898	13,416
Solventum Corp. (a)	286	21,747
		40,369

Home Furnishings - 0.0%(b)
Mohawk Industries, Inc. (a)	226	25,805
Somnigroup International, Inc.	59	3,533
		29,338

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.2% (CONTINUED)	Shares	Value
Home Improvement Retail - 1.6%
Home Depot, Inc.	1,652	605,442
Lowe's Cos., Inc.	1,867	435,440
		1,040,882

Homebuilding - 0.6%
DR Horton, Inc.	1,178	149,759
Installed Building Products, Inc.	18	3,086
Lennar Corp. - Class A	975	111,911
Lennar Corp. - Class B	18	1,963
NVR, Inc. (a)	2	14,489
PulteGroup, Inc.	875	89,950
Toll Brothers, Inc.	452	47,727
TopBuild Corp. (a)	18	5,489
		424,374

Homefurnishing Retail - 0.0%(b)
Wayfair, Inc. - Class A (a)	92	2,947
Williams-Sonoma, Inc.	73	11,541
		14,488

Hotels, Resorts & Cruise Lines - 0.0%(b)
Travel + Leisure Co.	256	11,850
Wyndham Hotels & Resorts, Inc.	34	3,078
		14,928

Household Appliances - 0.0%(b)
Whirlpool Corp.	226	20,369

Household Products - 1.7%
Church & Dwight Co., Inc.	202	22,238
Clorox Co.	291	42,850
Colgate-Palmolive Co.	1,110	104,007
Kimberly-Clark Corp.	1,412	200,815
Procter & Gamble Co.	4,307	733,999
Reynolds Consumer Products, Inc.	347	8,279
		1,112,188

Housewares & Specialties - 0.0%(b)
Newell Brands, Inc.	1,622	10,056

Human Resource & Employment Services - 0.1%
Automatic Data Processing, Inc.	25	7,638
Paychex, Inc.	242	37,336

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.2% (CONTINUED)	Shares	Value
Human Resource & Employment Services - 0.1% (Continued)
Robert Half, Inc.	369	$20,129
TriNet Group, Inc.	27	2,139
		67,242

Independent Power Producers & Energy Traders - 0.1%
AES Corp.	2,967	36,850
Talen Energy Corp. (a)	35	6,989
		43,839

Industrial Conglomerates - 0.8%
3M Co.	2,018	296,363
Honeywell International, Inc.	1,097	232,290
		528,653

Industrial Gases - 0.3%
Air Products and Chemicals, Inc.	389	114,724
Linde PLC	221	102,906
		217,630

Industrial Machinery & Supplies & Components - 0.7%
Donaldson Co., Inc.	189	12,674
Dover Corp.	192	33,731
Flowserve Corp.	247	12,063
Fortive Corp.	194	14,197
Gates Industrial Corp. PLC (a)	689	12,684
Graco, Inc.	56	4,677
IDEX Corp.	56	10,134
Illinois Tool Works, Inc.	280	69,443
ITT, Inc.	27	3,487
Lincoln Electric Holdings, Inc.	22	4,162
Middleby Corp. (a)	147	22,341
Mueller Industries, Inc.	237	18,045
Nordson Corp.	66	13,314
Otis Worldwide Corp.	648	66,874
Pentair PLC	99	8,661
Snap-on, Inc.	149	50,214
Stanley Black & Decker, Inc.	702	53,970
Timken Co.	249	17,896
Watts Water Technologies, Inc. - Class A	9	1,835
Xylem, Inc.	233	27,834
		458,236

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.2% (CONTINUED)	Shares	Value
Insurance Brokers - 0.1%
Marsh & McLennan Cos., Inc.	232	$56,615
Willis Towers Watson PLC	101	34,133
		90,748

Integrated Oil & Gas - 5.5%
Chevron Corp.	7,216	1,207,165
Exxon Mobil Corp.	18,982	2,257,529
Occidental Petroleum Corp.	2,883	142,305
		3,606,999

Integrated Telecommunication Services - 2.5%
AT&T, Inc.	30,830	871,872
Frontier Communications Parent, Inc. (a)	952	34,139
Verizon Communications, Inc.	16,625	754,110
		1,660,121

Interactive Home Entertainment - 0.0%(b)
Electronic Arts, Inc.	37	5,347

Interactive Media & Services - 0.1%
IAC, Inc. (a)	360	16,538
Match Group, Inc.	588	18,346
ZoomInfo Technologies, Inc. (a)	735	7,350
		42,234

Internet Services & Infrastructure - 0.0%(b)
Akamai Technologies, Inc. (a)	308	24,794
VeriSign, Inc. (a)	33	8,378
		33,172

Investment Banking & Brokerage - 1.9%
Charles Schwab Corp.	4,351	340,596
Goldman Sachs Group, Inc.	787	429,930
Houlihan Lokey, Inc.	20	3,230
Interactive Brokers Group, Inc. - Class A	193	31,959
Jefferies Financial Group, Inc.	588	31,499
Lazard, Inc.	453	19,615
Morgan Stanley	3,045	355,260
Raymond James Financial, Inc.	169	23,476
Stifel Financial Corp.	373	35,159
		1,270,724

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.2% (CONTINUED)	Shares	Value
IT Consulting & Other Services - 1.7%
Accenture PLC - Class A	269	$83,939
Amdocs Ltd.	400	36,600
Cognizant Technology Solutions Corp. - Class A	1,616	123,624
DXC Technology Co. (a)	666	11,355
EPAM Systems, Inc. (a)	2	338
International Business Machines Corp.	3,422	850,915
Kyndryl Holdings, Inc. (a)	286	8,980
		1,115,751

Leisure Facilities - 0.0%(b)
Vail Resorts, Inc.	67	10,721

Leisure Products - 0.1%
Brunswick Corp.	288	15,509
Hasbro, Inc.	542	33,328
Mattel, Inc. (a)	1,290	25,065
YETI Holdings, Inc. (a)	25	827
		74,729

Life & Health Insurance - 1.3%
Aflac, Inc.	2,308	256,626
Globe Life, Inc.	369	48,605
Lincoln National Corp.	680	24,419
MetLife, Inc.	2,482	199,280
Primerica, Inc.	81	23,047
Principal Financial Group, Inc.	972	82,007
Prudential Financial, Inc.	1,526	170,424
Unum Group	691	56,289
		860,697

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	104	12,166
Avantor, Inc. (a)	1,409	22,840
Bio-Rad Laboratories, Inc. - Class A (a)	61	14,857
Charles River Laboratories International, Inc. (a)	100	15,052
Danaher Corp.	1,009	206,845
ICON PLC (a)	128	22,399
IQVIA Holdings, Inc. (a)	15	2,645
Revvity, Inc.	488	51,630
Thermo Fisher Scientific, Inc.	255	126,888
		475,322

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.2% (CONTINUED)	Shares	Value
Managed Health Care - 2.3%
Centene Corp. (a)	2,155	$130,830
Elevance Health, Inc.	990	430,610
Humana, Inc.	519	137,328
Molina Healthcare, Inc. (a)	149	49,079
UnitedHealth Group, Inc.	1,406	736,393
		1,484,240

Management of Companies and Enterprises - 0.0%(b)
Viking Holdings Ltd. (a)	195	7,751

Metal, Glass & Plastic Containers - 0.2%
AptarGroup, Inc.	106	15,728
Ball Corp.	926	48,217
Berry Global Group, Inc.	465	32,462
Crown Holdings, Inc.	522	46,594
		143,001

Motorcycle Manufacturers - 0.0%(b)
Harley-Davidson, Inc.	489	12,347

Movies & Entertainment - 0.6%
Liberty Media Corp.-Liberty Live - Class A (a)	1	67
Liberty Media Corp.-Liberty Live - Class C (a)	161	10,971
Roku, Inc. (a)	291	20,498
Walt Disney Co.	2,673	263,825
Warner Bros Discovery, Inc. (a)	9,539	102,353
		397,714

Multi-line Insurance - 0.4%
American International Group, Inc.	2,669	232,043

Multi-Sector Holdings - 0.9%
Berkshire Hathaway, Inc. - Class B (a)	1,142	608,206

Multi-Utilities - 2.1%
Ameren Corp.	1,138	114,255
Black Hills Corp.	244	14,799
CenterPoint Energy, Inc.	2,795	101,263
CMS Energy Corp.	1,342	100,798
Consolidated Edison, Inc.	1,533	169,534
Dominion Energy, Inc.	3,603	202,020
DTE Energy Co.	804	111,169
NiSource, Inc.	2,159	86,554

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.2% (CONTINUED)	Shares	Value
Multi-Utilities - 2.1% (Continued)
Public Service Enterprise Group, Inc.	1,616	$132,997
Sempra	2,323	165,769
WEC Energy Group, Inc.	1,402	152,790
		1,351,948

Office Services & Supplies - 0.0%(b)
MSA Safety, Inc.	34	4,988

Oil & Gas Drilling - 0.0%(b)
Noble Corp. PLC	545	12,916
Transocean Ltd. (a)	2,975	9,431
		22,347

Oil & Gas Equipment & Services - 0.9%
Baker Hughes Co.	4,240	186,348
ChampionX Corp.	257	7,659
Halliburton Co.	3,601	91,357
NOV, Inc.	1,443	21,962
Schlumberger NV	6,002	250,884
Weatherford International PLC	93	4,980
		563,190

Oil & Gas Exploration & Production - 2.6%
Antero Resources Corp. (a)	933	37,731
APA Corp.	1,567	32,938
Chord Energy Corp.	266	29,983
ConocoPhillips	5,554	583,281
Coterra Energy, Inc.	3,068	88,665
Devon Energy Corp.	2,693	100,718
Diamondback Energy, Inc.	804	128,544
EOG Resources, Inc.	2,409	308,930
EQT Corp.	1,466	78,328
Expand Energy Corp.	987	109,873
Hess Corp.	59	9,424
Matador Resources Co.	453	23,144
Murphy Oil Corp.	669	19,000
Ovintiv, Inc.	1,132	48,450
Permian Resources Corp.	2,751	38,101
Range Resources Corp.	932	37,215
Venture Global, Inc. - Class A (c)	145	1,493
Viper Energy, Inc.	284	12,823
		1,688,641

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.2% (CONTINUED)	Shares	Value
Oil & Gas Refining & Marketing - 1.0%
HF Sinclair Corp.	676	$22,227
Marathon Petroleum Corp.	1,376	200,469
PBF Energy, Inc. - Class A	459	8,762
Phillips 66	1,768	218,313
Valero Energy Corp.	1,395	184,238
		634,009

Oil & Gas Storage & Transportation - 1.1%
Cheniere Energy, Inc.	352	81,453
DT Midstream, Inc.	252	24,313
Hess Midstream LP - Class A	316	13,364
Kinder Morgan, Inc.	8,335	237,797
Kinetik Holdings, Inc.	155	8,051
New Fortress Energy, Inc.	162	1,346
ONEOK, Inc.	1,850	183,557
Williams Cos., Inc.	2,857	170,734
		720,615

Other Specialty Retail - 0.1%
Bath & Body Works, Inc.	914	27,712
Dick's Sporting Goods, Inc.	167	33,660
Five Below, Inc. (a)	5	375
Tractor Supply Co.	397	21,875
Ulta Beauty, Inc. (a)	5	1,833
		85,455

Packaged Foods & Meats - 1.6%
Conagra Brands, Inc.	2,008	53,554
Flowers Foods, Inc.	706	13,421
General Mills, Inc.	2,351	140,566
Hershey Co.	468	80,042
Hormel Foods Corp.	1,168	36,138
J M Smucker Co.	449	53,166
Kellanova	896	73,911
Kraft Heinz Co.	3,717	113,108
Lamb Weston Holdings, Inc.	151	8,048
Lancaster Colony Corp.	14	2,450
McCormick & Co., Inc.	668	54,983
Mondelez International, Inc. - Class A	4,479	303,900
Pilgrim's Pride Corp. (a)	72	3,925
Post Holdings, Inc. (a)	160	18,618
The Campbell's Co.	794	31,697

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.2% (CONTINUED)	Shares	Value
Packaged Foods & Meats - 1.6% (Continued)
Tyson Foods, Inc. - Class A	1,272	$81,166
		1,068,693

Paper & Plastic Packaging Products & Materials - 0.5%
Amcor PLC	6,223	60,363
Avery Dennison Corp.	167	29,721
Graphic Packaging Holding Co.	1,162	30,165
International Paper Co.	1,589	84,773
Packaging Corp. of America	188	37,228
Sealed Air Corp.	569	16,444
Smurfit WestRock PLC	459	20,683
Sonoco Products Co.	499	23,573
		302,950

Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	43	2,116
American Airlines Group, Inc. (a)	681	7,185
Delta Air Lines, Inc.	500	21,800
United Airlines Holdings, Inc. (a)	341	23,546
		54,647

Personal Care Products - 0.3%
BellRing Brands, Inc. (a)	47	3,500
Coty, Inc. - Class A (a)	183	1,001
Estee Lauder Cos., Inc. - Class A	799	52,734
Kenvue, Inc.	5,026	120,523
		177,758

Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.	8,715	531,528
Elanco Animal Health, Inc. (a)	1,651	17,335
Jazz Pharmaceuticals PLC (a)	226	28,058
Johnson & Johnson	10,333	1,713,625
Merck & Co., Inc.	2,616	234,812
Organon & Co.	1,169	17,406
Perrigo Co. PLC	518	14,525
Pfizer, Inc.	24,187	612,899
Royalty Pharma PLC - Class A	1,589	49,465
Viatris, Inc.	5,121	44,604
		3,264,257

Property & Casualty Insurance - 2.8%
Allstate Corp.	562	116,373

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.2% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 2.8% (Continued)
American Financial Group, Inc.	361	$47,414
Arch Capital Group Ltd.	1,530	147,155
Assurant, Inc.	227	47,613
Axis Capital Holdings Ltd.	335	33,580
Chubb Ltd.	1,606	484,996
Cincinnati Financial Corp.	566	83,609
Fidelity National Financial, Inc.	1,109	72,174
First American Financial Corp.	454	29,796
Hanover Insurance Group, Inc.	134	23,309
Hartford Insurance Group, Inc.	1,235	152,807
Loews Corp.	770	70,771
Markel Group, Inc. (a)	51	95,350
Old Republic International Corp.	1,127	44,201
RLI Corp.	151	12,130
Selective Insurance Group, Inc.	241	22,061
Travelers Cos., Inc.	958	253,353
W R Berkley Corp.	935	66,535
		1,803,227

Publishing - 0.1%
New York Times Co. - Class A	35	1,736
News Corp. - Class A	989	26,920
News Corp. - Class B	321	9,749
		38,405

Rail Transportation - 0.8%
CSX Corp.	3,856	113,482
Norfolk Southern Corp.	574	135,952
Union Pacific Corp.	1,064	251,359
		500,793

Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (a)	138	18,048
Jones Lang LaSalle, Inc. (a)	198	49,086
Zillow Group, Inc. - Class A (a)	25	1,671
Zillow Group, Inc. - Class C (a)	164	11,244
		80,049

Regional Banks - 1.7%
Bank OZK	454	19,726
BOK Financial Corp.	40	4,166
Citizens Financial Group, Inc.	1,842	75,467
Commerce Bancshares, Inc.	298	18,545

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.2% (CONTINUED)	Shares	Value
Regional Banks - 1.7% (Continued)
Cullen/Frost Bankers, Inc.	234	$29,297
East West Bancorp, Inc.	596	53,497
First Financial Bankshares, Inc.	251	9,016
First Horizon Corp.	2,456	47,696
Flagstar Financial, Inc.	1,171	13,607
Huntington Bancshares, Inc.	6,153	92,357
M&T Bank Corp.	725	129,594
Pinnacle Financial Partners, Inc.	130	13,785
Popular, Inc.	333	30,759
Prosperity Bancshares, Inc.	386	27,549
Regions Financial Corp.	4,017	87,289
SouthState Corp.	387	35,921
Synovus Financial Corp.	606	28,324
TFS Financial Corp.	223	2,763
Truist Financial Corp.	5,667	233,197
United Bankshares, Inc.	493	17,092
Webster Financial Corp.	693	35,724
Western Alliance Bancorp	445	34,189
Wintrust Financial Corp.	226	25,416
Zions Bancorp NA	610	30,415
		1,095,391

Reinsurance - 0.3%
Everest Group Ltd.	186	67,580
Reinsurance Group of America, Inc.	268	52,769
RenaissanceRe Holdings Ltd.	233	55,920
		176,269

Renewable Electricity - 0.0%(b)
Clearway Energy, Inc. - Class A	54	1,537
Clearway Energy, Inc. - Class C	273	8,264
		9,801

Research & Consulting Services - 0.2%
Amentum Holdings, Inc. (a)	331	6,024
Booz Allen Hamilton Holding Corp.	113	11,818
CACI International, Inc. - Class A (a)	32	11,741
Clarivate PLC (a)	1,473	5,789
FTI Consulting, Inc. (a)	37	6,071
Jacobs Solutions, Inc.	395	47,752
KBR, Inc.	240	11,954
Leidos Holdings, Inc.	302	40,752

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.2% (CONTINUED)	Shares	Value
Research & Consulting Services - 0.2% (Continued)
Science Applications International Corp.	141	$15,830
		157,731

Restaurants - 0.9%
Aramark	203	7,007
Darden Restaurants, Inc.	143	29,710
Domino's Pizza, Inc.	40	18,378
McDonald's Corp.	1,197	373,907
Starbucks Corp.	1,338	131,244
Yum! Brands, Inc.	316	49,726
		609,972

Semiconductor Materials & Equipment - 0.2%
Amkor Technology, Inc.	245	4,425
Applied Materials, Inc.	540	78,365
Entegris, Inc.	7	612
Lam Research Corp.	537	39,040
MKS Instruments, Inc.	168	13,465
Teradyne, Inc.	132	10,903
		146,810

Semiconductors - 2.7%
Analog Devices, Inc.	154	31,057
Cirrus Logic, Inc. (a)	95	9,467
First Solar, Inc. (a)	73	9,229
GlobalFoundries, Inc. (a)	10	369
Intel Corp.	16,884	383,436
Microchip Technology, Inc.	625	30,256
Micron Technology, Inc.	4,777	415,074
NXP Semiconductors NV	314	59,679
ON Semiconductor Corp. (a)	1,016	41,341
Qorvo, Inc. (a)	377	27,299
QUALCOMM, Inc.	2,340	359,447
Silicon Laboratories, Inc. (a)	53	5,966
Skyworks Solutions, Inc.	684	44,207
Synaptics, Inc. (a)	18	1,147
Texas Instruments, Inc.	1,785	320,765
		1,738,739

Soft Drinks & Non-alcoholic Beverages - 1.7%
Coca-Cola Co.	5,491	393,265
Coca-Cola Consolidated, Inc.	1	1,350
Keurig Dr Pepper, Inc.	4,139	141,637

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.2% (CONTINUED)	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 1.7% (Continued)
PepsiCo, Inc.	3,820	$572,771
Primo Brands Corp.	412	14,622
		1,123,645

Specialized Consumer Services - 0.1%
ADT, Inc.	1,368	11,135
H&R Block, Inc.	576	31,628
Service Corp. International	303	24,301
		67,064

Specialty Chemicals - 0.7%
Albemarle Corp.	492	35,434
Ashland, Inc.	168	9,961
Axalta Coating Systems Ltd. (a)	567	18,807
Celanese Corp.	481	27,306
DuPont de Nemours, Inc.	1,323	98,802
Eastman Chemical Co.	539	47,491
International Flavors & Fragrances, Inc.	1,115	86,535
PPG Industries, Inc.	899	98,306
RPM International, Inc.	183	21,170
		443,812

Steel - 0.5%
Cleveland-Cliffs, Inc. (a)	1,859	15,281
Commercial Metals Co.	466	21,441
Nucor Corp.	998	120,099
Reliance, Inc.	231	66,701
Steel Dynamics, Inc.	576	72,046
United States Steel Corp.	741	31,315
		326,883

Systems Software - 0.1%
Dolby Laboratories, Inc. - Class A	151	12,127
Gen Digital, Inc.	1,246	33,069
		45,196

Technology Distributors - 0.2%
Arrow Electronics, Inc. (a)	228	23,673
CDW Corp.	336	53,848
TD SYNNEX Corp.	271	28,173
		105,694

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.2% (CONTINUED)	Shares	Value
Technology Hardware, Storage & Peripherals - 0.8%
Dell Technologies, Inc. - Class C	1,107	$100,903
Hewlett Packard Enterprise Co.	5,547	85,590
HP, Inc.	4,019	111,286
NetApp, Inc.	314	27,582
Sandisk Corp. (a)	542	25,805
Seagate Technology Holdings PLC	906	76,965
Western Digital Corp. (a)	1,617	65,375
		493,506

Tobacco - 2.1%
Altria Group, Inc.	7,275	436,645
Philip Morris International, Inc.	5,879	933,174
		1,369,819

Trading Companies & Distributors - 0.4%
AerCap Holdings NV	786	80,306
Air Lease Corp.	452	21,836
Applied Industrial Technologies, Inc.	11	2,479
Core & Main, Inc. - Class A (a)	125	6,039
Fastenal Co.	148	11,477
Ferguson Enterprises, Inc.	367	58,804
MSC Industrial Direct Co., Inc. - Class A	156	12,116
SiteOne Landscape Supply, Inc. (a)	5	607
United Rentals, Inc.	50	31,335
Watsco, Inc.	13	6,608
WESCO International, Inc.	222	34,477
		266,084

Transaction & Payment Processing Services - 0.4%
Euronet Worldwide, Inc. (a)	134	14,318
Fidelity National Information Services, Inc.	1,163	86,853
Global Payments, Inc.	931	91,164
Jack Henry & Associates, Inc.	12	2,191
PayPal Holdings, Inc. (a)	654	42,673
Western Union Co.	1,572	16,632
WEX, Inc. (a)	10	1,570
		255,401

Water Utilities - 0.2%
American Water Works Co., Inc.	647	95,445
Essential Utilities, Inc.	1,141	45,104
		140,549

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.2% (CONTINUED)	Shares	Value
Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.	1,044	$278,445
TOTAL COMMON STOCKS (Cost $58,401,335)		62,371,610

REAL ESTATE INVESTMENT TRUSTS - 4.4%
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	517	74,081

Diversified REITs - 0.1%
WP Carey, Inc.	894	56,420

Health Care REITs - 0.5%
Alexandria Real Estate Equities, Inc.	762	70,493
Healthcare Realty Trust, Inc.	1,586	26,803
Healthpeak Properties, Inc.	2,538	51,318
Omega Healthcare Investors, Inc.	1,170	44,554
Ventas, Inc.	1,848	127,069
Welltower, Inc.	216	33,093
		353,330

Hotel & Resort REITs - 0.0%(b)
Host Hotels & Resorts, Inc.	1,671	23,745

Industrial REITs - 0.5%
Americold Realty Trust, Inc.	1,161	24,915
EastGroup Properties, Inc.	60	10,569
First Industrial Realty Trust, Inc.	164	8,849
Lineage, Inc.	113	6,625
Prologis, Inc.	1,852	207,035
Rexford Industrial Realty, Inc.	726	28,423
STAG Industrial, Inc.	564	20,372
		306,788

Mortgage REITs - 0.2%
AGNC Investment Corp.	3,166	30,331
Annaly Capital Management, Inc.	2,403	48,805
Rithm Capital Corp.	2,058	23,564
Starwood Property Trust, Inc.	1,173	23,190
		125,890

Multi-Family Residential REITs - 0.4%
AvalonBay Communities, Inc.	262	56,231
Camden Property Trust	199	24,338
Equity Residential	902	64,565

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 4.4% (CONTINUED)	Shares	Value
Multi-Family Residential REITs - 0.4% (Continued)
Essex Property Trust, Inc.	155	$47,518
Mid-America Apartment Communities, Inc.	245	41,057
UDR, Inc.	742	33,516
		267,225

Office REITs - 0.1%
BXP, Inc.	683	45,891
Cousins Properties, Inc.	955	28,172
Kilroy Realty Corp.	470	15,397
		89,460

Other Specialized REITs - 0.4%
Gaming and Leisure Properties, Inc.	1,127	57,364
Iron Mountain, Inc.	275	23,661
Lamar Advertising Co. - Class A	186	21,163
VICI Properties, Inc.	4,470	145,812
		248,000

Retail REITs - 0.9%
Agree Realty Corp.	385	29,718
Brixmor Property Group, Inc.	900	23,895
Federal Realty Investment Trust	240	23,477
Kimco Realty Corp.	2,735	58,091
NNN REIT, Inc.	698	29,770
Realty Income Corp.	3,744	217,190
Regency Centers Corp.	479	35,331
Simon Property Group, Inc.	975	161,928
		579,400

Self-Storage REITs - 0.3%
CubeSmart	673	28,744
Extra Space Storage, Inc.	608	90,282
National Storage Affiliates Trust	262	10,323
Public Storage	239	71,530
		200,879

Single-Family Residential REITs - 0.2%
American Homes 4 Rent - Class A	361	13,649
Equity LifeStyle Properties, Inc.	221	14,741
Invitation Homes, Inc.	978	34,083
Sun Communities, Inc.	276	35,505
		97,978

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 4.4% (CONTINUED)	Shares	Value
Telecom Tower REITs - 0.5% (Continued)
American Tower Corp.	768	$167,117
Crown Castle, Inc.	1,807	188,343
		355,460

Timber REITs - 0.2%
Rayonier, Inc.	627	17,481
Weyerhaeuser Co.	3,112	91,119
		108,600
TOTAL REAL ESTATE INVESTMENT TRUSTS - (Cost $2,812,516)		2,887,256

SHORT-TERM INVESTMENTS - 0.3%
Investments Purchased with Proceeds from Securities Lending - 0.0%(b)
First American Government Obligations Fund - Class X, 4.27% (d)	8,463	8,463

Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.27% (d)	214,205	214,205
TOTAL SHORT-TERM INVESTMENTS (Cost $222,668)		222,668

TOTAL INVESTMENTS - 99.9% (Cost $61,436,519)		$65,481,534
Other Assets in Excess of Liabilities - 0.1%		61,978
TOTAL NET ASSETS - 100.0%		$65,543,512

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $7,775, which represented 0.0% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services

STRIVE 1000 VALUE ETF

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Strive 1000 Value ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$62,371,610	$—	$—	$62,371,610
Real Estate Investment Trusts	2,887,256	—	—	2,887,256
Investments Purchased with Proceeds from Securities Lending	8,643	—	—	8,643
Money Market Funds	214,205	—	—	214,205
Total Investments in Securities	$65,481,714	$—	$—	$65,481,714
Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended March 31, 2025, the Strive 1000 Value ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.